Derivative Instruments and Hedging Activities (Derivatives Not Designated as Hedging Instruments) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Asset Derivatives Fair Value	$ 963,711	$ 992,885
Liability Derivatives Fair Value	(858,769)	(607,419)
Net Fair Value	104,942	385,466
Agriculture [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	678,316	10,408
Liability Derivatives Fair Value	(369,972)
Net Fair Value	308,344	10,408
Currency [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	94,041	527,500
Liability Derivatives Fair Value	(185,622)	(350,799)
Net Fair Value	(91,581)	176,701
Energy [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	76,522	225,038
Liability Derivatives Fair Value	(202,853)	(119,410)
Net Fair Value	(126,331)	105,628
Indices [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	60,504	17,851
Liability Derivatives Fair Value	(55,851)	(47,027)
Net Fair Value	4,653	(29,176)
Interest Rates [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	30,579	139,768
Liability Derivatives Fair Value	(20,778)	(10,045)
Net Fair Value	9,801	129,723
Metals [Member]
Derivative [Line Items]
Asset Derivatives Fair Value	23,749	72,320
Liability Derivatives Fair Value	(23,693)	(80,138)
Net Fair Value	$ 56	$ 7,818